Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The following table presents the various significant related party transactions and investments in the Company for the periods presented (in thousands):

Related Party	Nature of relationship	Description of investment or transaction	September 30, 2025	December 31, 2024
Tasly	Shareholder	Convertible debt payable at fair value	$2,207	$2,234
Ascent PIPE convertible note	Shareholder	Loan payable related party at fair value	14,359	-
Northview Acquisition Corp Sponsor	Shareholder	Convertible debt payable at fair value	1,920	-
The founders	Shareholder	Promissory notes	878	850
Various Individuals	Shareholder	Convertible debt payable	$-	$22,822
Northview Acquisition Corp Sponsor	Shareholder	Due to from Related Party	41	-